Company information - Summary of Wholly-Owned Subsidiaries (Details)	6 Months Ended
Jun. 30, 2023
SOPHiA GENETICS S.A.S.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	SOPHiA GENETICS S.A.S.
Country of domicile	France
SOPHiA GENETICS LTD
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	SOPHiA GENETICS LTD
Country of domicile	UK
SOPHiA GENETICS, Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	SOPHiA GENETICS, Inc.
Country of domicile	USA
SOPHiA GENETICS Intermediação de Negócios LTDA
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	SOPHiA GENETICS Intermediação de Negócios LTDA
Country of domicile	Brazil
SOPHiA GENETICS PTY LTD
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	SOPHiA GENETICS PTY LTD
Country of domicile	Australia
SOPHiA GENETICS S.R.L.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	SOPHiA GENETICS S.R.L.
Country of domicile	Italy